Supplement to the
Fidelity® Blue Chip Value Fund
September 29, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Gavin (Co-Portfolio Manager) has managed the fund since 2014.
It is expected that Mr. Gavin will transition off of the fund effective on or about December 31, 2025. At that time, Mr. Nabar will assume sole portfolio manager responsibilities for the fund.
Neil Nabar (Co-Portfolio Manager) has managed the fund since 2025.
BCV-SUSTK-1225-101 1.9911360.101	December 2, 2025
Supplement to the
Fidelity® Blue Chip Value Fund
Class A, Class M, Class C, Class I, and Class Z
October 28, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Gavin (Co-Portfolio Manager) has managed the fund since 2014.
It is expected that Mr. Gavin will transition off of the fund effective on or about December 31, 2025. At that time, Mr. Nabar will assume sole portfolio manager responsibilities for the fund.
Neil Nabar (Co-Portfolio Manager) has managed the fund since 2025.
ABCV-SUSTK-1225-100 1.9921972.100	December 2, 2025